CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Earnings	$ 2,971	$ 1,242
Adjustments for:
Share of profit from equity accounted investees (Note 10)	(361)	(281)
Distributions from equity accounted investees (Note 10)	673	461
Depreciation and amortization	683	723
Impairment expense	0	474
Gain on Pembina Gas Infrastructure Transaction (Note 9)	(1,110)	0
Unrealized gain on commodity-related derivative financial instruments (Note 24)	(133)	(73)
Net finance costs (Note 18)	486	450
Net interest paid (Note 18)	(447)	(418)
Income tax expense (Note 11)	248	423
Taxes paid	(334)	(355)
Share-based compensation expense (Note 22)	126	100
Share-based compensation payment	(45)	(32)
Other	(5)	36
Change in non-cash operating working capital	177	(100)
Cash flow from operating activities	2,929	2,650
Financing activities
Net increase (decrease) in bank borrowings (Note 14)	339	(623)
Proceeds from issuance of long-term debt, net of issue costs (Note 14)	0	1,587
Repayment of long-term debt	(1,000)	(600)
Repayment of lease liability	(85)	(87)
Exercise of stock options	310	16
Repurchase of common shares (Note 16)	(333)	(17)
Redemption of preferred shares (Note 16)	(300)	(420)
Cash flow used in financing activities	(2,720)	(1,665)
Investing activities
Capital expenditures	(605)	(658)
Contributions to equity accounted investees (Note 10)	(95)	(335)
Cedar acquisition	0	(41)
Net proceeds from disposition (Note 9)	609	0
Proceeds from sale of assets	31	0
Receipt of finance lease payments	13	11
Interest paid during construction (Note 18)	(21)	(25)
Changes in non-cash investing working capital and other	(86)	9
Cash flow used in investing activities	(154)	(1,039)
Change in cash and cash equivalents	55	(54)
Effect of movement in exchange rates on cash held	9	16
Cash and cash equivalents, beginning of period	43	81
Cash and cash equivalents, end of period	107	43
Long-term restricted cash included in other assets (Note 15)	13	0
Short-term cash and cash equivalents, end of period	94	43
Common share capital
Financing activities
Dividends paid	(1,525)	(1,386)
Preferred share capital
Financing activities
Dividends paid	$ (126)	$ (135)